Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-3
Entity Registrant Name	ASTROTECH CORPORATION
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	91-1273737
Entity Address, Address Line One	1817 W. Braker Lane, Suite 400
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78758
City Area Code	512
Local Phone Number	485-9530
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001001907
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false